Short-Term Borrowings (Details) - Schedule of short-term borrowings - Short-term borrowings [Member] - USD ($)		9 Months Ended
		Sep. 30, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Total		$ 2,541,925
ZHONGYUAN BANK CO., LTD [Member]
Short-term Debt [Line Items]
Annual interest rate	[1]	5.60%
Maturity (Months)	[1]	January, 2022
Principal	[1]	$ 1,541,925
Total	[1]	$ 1,541,925
HIGHSHARP ELECTRONIC TECHNOLOGY CO., LTD [Member]
Short-term Debt [Line Items]
Annual interest rate	[2]	0.50%
Maturity (Months)	[2]	December, 2021
Principal	[2]	$ 1,000,000
Total	[2]	$ 1,000,000

[1]	On September 1, 2021, the Company signed a loan agreement with HighSharp Electronic Technology Co., Ltd (“HighSharp”) with a total amount of $1,000,000 for three months and can be extended.
[2]	On July 29, 2021, the Company entered into a factoring agreement without recourse right (see Note 13) with Zhongyuan Bank for 160 days and maturity date is January 9, 2021, $1,541,925 (RMB10,000,000) accounts receivable factoring to the bank and received accordingly amount of cash.